Share Based Compensation (Stock Based Compensation Awards, Expected Fair Value Assumptions) (Detail)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Disclosure Of Compensation Related Costs Sharebased Payments [Abstract]
Expected volatility, minimum	0.00%	73.50%	74.40%
Expected volatility, maximum	0.00%	75.40%	75.90%
Expected term (in years)	0.0	4.0	4.0
Risk-free rate, minimum	0.00%	0.90%	1.18%
Risk-free rate, maximum	0.00%	2.11%	2.58%
Annual forfeiture rate	0.00%	10.00%	10.00%